Segmented information	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Segmented information

9.	Segmented information

The Company operates in one reportable operating segment being the acquisition, exploration, and evaluation of mineral properties in Canada and the USA. As at June 30, 2026, the Company holds non-current assets comprising mineral property interests of $4,791,780 (December 31, 2025 - $4,791,780) in the USA. The remainder of the Company’s non-current assets are located in Canada.